Share incentive plan (Details 1) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Options Outstanding, January 1, 2016 (in shares)	2,103,502
Number of Stock Options, Exercised	0
Number of Stock Options ,Granted	1,658,416
Number of Stock Options, Forfeited/Expired	(1,110,137)
Number of Options Outstanding, December 31, 2016 (in shares)	2,651,781	2,103,502
Number of Stock Options, Exercisable, December 31, 2016	1,300,224
Number of Options Vested and expected to vest, December 31, 2016 (in shares)	2,651,781
Weighted-Average Exercise Price, Exercised	$ 0
Weighted-Average Exercise Price, Granted	2.21
Weighted-Average Exercise Price, Forfeited/Expired	6.16
Weighted Average Exercise Price Outstanding, December 31, 2016 (in dollars per share)	3.41
Weighted-Average Exercise Price, Exercisable, December 31, 2016	4.47
Weighted-Average Exercise Price, Vested and expected to vest, December 31, 2016	$ 3.41
Weighted-Average Remaining Contractual Term (Years)	7 years 8 months 26 days	8 years 6 months 7 days
Weighted-Average Remaining Contractual Term (Years) Exercisable, December 31,2016	6 years
Weighted-Average Remaining Contractual Term (Years) Vested and expected to vest, December 31, 2016	7 years 8 months 26 days
Aggregate Intrinsic Value, Outstanding, January 1, 2016	$ 1,584,753
Aggregate Intrinsic Outstanding, December 31, 2016	419,840	$ 1,584,753
Aggregate Intrinsic Value Exercisable, December 31, 2016	419,696
Aggregate Intrinsic Value Exercisable Vested and expected to vest, December 31, 2016	$ 419,840